Financial instruments (Measurement of fair values hierarchy levels) (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 2,807	$ 32,098
Derivative liabilities	(58,342)	(4,997)
Long-term debt	(997,000)	(996,250)
Net financial instruments	(1,052,535)	(969,149)
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2,807	31,534
Derivative liabilities	(51,058)	(3,760)
Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		564
Derivative liabilities	(7,284)	(1,237)
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt	(1,014,010)	(1,103,978)
Net financial instruments	(1,069,545)	(1,076,877)
Level 2 of fair value hierarchy [member] | Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	2,807	31,534
Derivative liabilities	(51,058)	(3,760)
Level 2 of fair value hierarchy [member] | Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		564
Derivative liabilities	$ (7,284)	$ (1,237)